SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	$ 2,006	$ 346	$ 108	$ 248
Issuance, warrants					1,027
Revaluation, warrants	(24)	1,963	237	(138)	(756)
Effect of changes in foreign exchange rates, warrants	3	(55)	1	(2)	(23)
Balance, warrants	1,985	2,006	346	108	248
Warrant exercise		(248)
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	1,029	156	45	110	520
Revaluation, warrants	(35)	882	108	(64)	(397)
Effect of changes in foreign exchange rates, warrants	1	(9)	1	(1)	(13)
Balance, warrants	617	1,029	156	45	110
Warrant exercise	(378)
June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	1,668	195	44	157	1,157
Revaluation, warrants	(318)	1,646	150	(112)	(972)
Effect of changes in foreign exchange rates, warrants	6	(65)	1	(1)	(28)
Balance, warrants	1,227	1,668	195	44	157
Warrant exercise	(129)	(108)
March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	817	57	19	79	562
Revaluation, warrants	37	865	38	(58)	(470)
Effect of changes in foreign exchange rates, warrants		(14)		(1)	(13)
Balance, warrants		817	57	19	79
Warrant exercise	(844)	(91)
Warrant expiry	(10)
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	2,225	11	9	79	836
Revaluation, warrants	(60)	2,269	2	(69)	(736)
Effect of changes in foreign exchange rates, warrants	(2)	(52)		(1)	(21)
Balance, warrants	$ 2,163	2,225	$ 11	$ 9	$ 79
Warrant exercise		$ (3)